Description of Organization and Business Operations (Details) - USD ($)		3 Months Ended	5 Months Ended
	Nov. 03, 2025	Mar. 31, 2026	Dec. 31, 2025
Description of Organization and Business Operations [Line Items]
Date of incorporation		Jul. 24, 2025
Gross proceeds			$ 230,000,000
Transaction costs		$ 14,339,392	14,339,392
Cash underwriting fee		5,175,000	5,175,000
Deferred underwriting fee		9,200,000	9,200,000
Other offering costs		$ 539,392	$ 539,392
Percentage of public shares		100.00%	100.00%
Net of underwriters’ reimbursement		$ 575,000	$ 575,000
Working capital		$ 934,835	$ 1,191,061
Percentage of redemption of public share		100.00%	100.00%
Percentage of aggregate fair market value		80.00%	80.00%
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Cash		$ 997,656	$ 1,277,337
Year of inception		July 24, 2025 (inception) through March 31, 2026	July 24, 2025 (inception) through December 31, 2025
Generating gross proceeds			$ 6,600,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per unit		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per unit	$ 11.5
IPO [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds	$ 230,000,000
IPO [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued	23,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued	3,000,000
Price per unit	$ 10
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued	660,000		660,000
Price per unit	$ 10
Amount of amount of net proceeds of sale of units	$ 230,000,000
Generating gross proceeds	$ 6,600,000		$ 6,600,000
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued	350,000		350,000
Private Placement [Member] | Underwriters [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued	310,000		310,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued	660,000		660,000